Business acquisitions and development projects - Additional Information (Details) $ in Thousands	1 Months Ended	12 Months Ended
	Mar. 31, 2018 MWac	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)
Great Bay Solar Project
Business Acquisition [Line Items]
Solar power capacity (megawatt ac) | MWac	75
Great Bay Solar Facility | Partnership
Business Acquisition [Line Items]
Partnership agreement, funded amount			$ 42,750
Scenario, Forecast | St. Lawrence Gas Company, Inc.
Business Acquisition [Line Items]
Business combination, purchase price		$ 70,000
Scenario, Forecast | Perris Water Distribution System
Business Acquisition [Line Items]
Business combination, purchase price		$ 11,500